MANAGEMENT OF FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Disclosure of information about liquidity arrangements, guarantees or other commitments with third parties that may affect fair value or risk of interests in structured entities [text block]
	Thousands of U.S. dollars
	2019	2020
Guarantees
Financial, labor-related, tax and rental transactions	152,297	119,356
Contractual obligations	198,283	187,962
Other	22	85
Total	350,602	307,403

Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Thousands of U.S. dollars
CROSS-CURRENCY	2020
FAIR VALUE	5,868
+10.0%	9,884
-10.0%	872

2020	Financial assets (*)			Financial liabilities (*)			Sensitivity analysis
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	385	1,645,647	473	-	-	-	10%	3,845.6	428	53	-	-
Euro - Dirham Moroccan	883	9,648	1,083	-	-	-	10%	9.8	981	120	-	-
Euro - Peruvian Nuevos Soles	863	3,838	1,059	-	-	-	10%	4.0	959	118	-	-
Euro - USD	2,812	2,810	3,448	-	-	-	10%	1.1	2,544	(329)	-	-
Chilean Pesos – USD	2,155,420	3,031	3,031	53,736	76	76	10%	0.0	2,394,911	337	59,707	(8)
Mexican Pesos – USD	87,481	4,394	4,394	-	-	-	10%	0.0	97,202	488	-	-
Brazilian Reais – USD	-	-	-	-	-	-	10%	0.2	-	-	-	-
Guatemalan Quetzal – USD	-	-	-	-	-	-	10%	0.1	-	-	-	-
Colombian Pesos – USD	1,630,642	468	468	2,229,450	649	649	10%	0.0	1,811,824	52	2,511,929	(81)
Peruvian Nuevos Soles - USD	17,103	4,719	4,719	4,631	1,278	1,278	10%	0.2	19,003	524	5,146	(142)
United States Dolar - Euro	-	-	-	-	-	-	10%	0.7	-	-	-	-
United States Dolar - MXN	-	-	-	-	-	-	10%	17.9	-	-	-	-
Chilean Pesos – Euro	-	-	-	-	-	-	10%	0.0	-	-	-	-

(*) Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.